Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Changes in the Allowances for Credit Losses of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Provision (reversal) for credit losses	₩ 8,504	₩ 5,234	₩ (483)
Financial assets at fair value through profit or loss and financial investments | Non-impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	39	0
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(4)	0
Provision (reversal) for credit losses	(11)	39
Others	4	0
Ending	28	39	0
Financial assets at fair value through profit or loss and financial investments | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	9,908	5,370
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(1,568)	(589)
Provision (reversal) for credit losses	8,512	5,195
Others	(32)	(68)
Ending	16,820	9,908	5,370
Financial assets at fair value through profit or loss and financial investments | Impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	73	0
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	3	0
Others	0	73
Ending	₩ 76	₩ 73	₩ 0